U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202



April 30, 2002

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re: The Wall Street Fund, Inc. Post-Effective Amendment No. 58 to the Registration Statement filed on Form N-1A
           1933 Act Registration File No. 2-10822
           1940 Act Registration File No. 811-00515

Dear Sir or Madam:

     Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the "1933 Act"), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Wall Street Fund, Inc. (the "Fund") is Post-Effective Amendment No. 58 ("PEA No. 58") and Amendment No. 59 to the Fund's Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Fund.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5026.


Sincerely yours,

/s/ Michael W. Zielinski
-------------------------
Michael W. Zielinski

Enclosures

cc:      Mike Linburn, The Wall Street Fund, Inc.